Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal	$ 210	$ 239	$ 441
State	53	59	143
Foreign	60	95	70
Total current	323	393	654
Federal	(52)	(667)	(123)
State	(14)	(35)	45
Foreign	52	(27)	(19)
Deferred income taxes	(14)	(729)	(97)
Provision (benefit) for income taxes	$ 309	$ (336)	$ 557